Schedule of changes in property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 509,996	$ 500,112	$ 319,255
Mergers and Acquisitions (Note 5)		8,573	183,086
Additions		3,398	7,259
Effect of movement in exchange rates		(2,087)	(9,488)
Balance, December 31, 2021	262,008	145,262	20,943
Depreciation		116,385	128,825
Effect of movement in exchange rates		361	(4,506)
Balance, December 31, 2021	247,988	354,850
Furniture And Fixtures [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	186,245	183,094	119,730
Mergers and Acquisitions (Note 5)		3,717	61,585
Additions			4,871
Effect of movement in exchange rates		(566)	(3,092)
Balance, December 31, 2021	67,945	34,085	5,484
Depreciation		33,712	29,442
Effect of movement in exchange rates		148	(841)
Balance, December 31, 2021	118,300	149,009
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	191,093	183,877	115,140
Mergers and Acquisitions (Note 5)		4,856	70,026
Additions		3,398	2,388
Effect of movement in exchange rates		(1,038)	(3,677)
Balance, December 31, 2021	131,692	78,848	12,231
Depreciation		52,812	69,126
Effect of movement in exchange rates		32	(2,509)
Balance, December 31, 2021	59,401	105,029
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	86,919	87,207	84,385
Mergers and Acquisitions (Note 5)			4,224
Additions
Effect of movement in exchange rates		(288)	(1,402)
Balance, December 31, 2021	41,679	24,558	3,228
Depreciation		17,053	22,237
Effect of movement in exchange rates		68	(907)
Balance, December 31, 2021	45,240	62,649
Production Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	45,739	45,934
Mergers and Acquisitions (Note 5)			47,251
Additions
Effect of movement in exchange rates		(195)	(1,317)
Balance, December 31, 2021	20,692	7,771
Depreciation		12,808	8,020
Effect of movement in exchange rates		113	$ (249)
Balance, December 31, 2021	$ 25,047	$ 38,163